Note 7-Fair Value Measurements and Derivative Liabiliity: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Recurring Fair Value Measurements	Level 1	Level 2	Level 3	Total

LIABILITIES:
Derivative liability - September 30, 2014	-	-	1,302,003	1,302,003
Derivative liability - 2013	-	-	172,049	172,049